Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

16.    INCOME TAXES

Samoa

Under the current laws of Samoa, GreenTree Samoa is not subject to tax on income or capital gain.

Cayman Island

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

GreenTree Hotels (Hong Kong), Limited is subject to Hong Kong profit tax at a rate of 16.5% in the years ended December 31, 2016, 2017 and 2018. No Hong Kong profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

PRC

On March 16, 2007, the PRC government promulgated the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008. Under the New EIT Law, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%. Enterprises qualified as "High New Technology Enterprises ("HNTEs") enjoy a preferential income tax rate of 15%.

Shanghai Evergreen was qualified as an HNTE during 2017 to 2020 under the CIT Law. Shanghai Evergreen has been entitled to a preferential income tax rate of 15% during 2017 to 2019.

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive income are as follows:

	As of December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Current tax	96,219,834	193,428,603	153,947,311	22,390,708
Deferred tax	(12,296,224)	(6,777,448)	6,238,534	907,357
Total	83,923,610	186,651,155	160,185,845	23,298,065

16.    INCOME TAXES (CONTINUED)

Reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31
	2016	2017	2018
PRC statutory tax rate	25%	25%	25%
Withholding tax on the PRC earnings distribution	–	14%	4%
Effect of international rate difference	(1%)	2%	(1%)
Effect of preferential tax rate	(2%)	(3%)	(3%)
Tax effect of expenses that are not deductible in determining taxable profit	1%	1%	4%
Effective tax rate	23%	39%	29%

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Deferred tax assets:
Net loss carryforward	3,830,587	3,378,686	491,410
Deferred revenue	37,792,874	46,280,663	6,731,243
Deferred rent	6,491,710	6,235,277	906,883
Bad debt expenses	1,178,511	1,608,304	233,918
Accrued expenses	14,757,386	13,439,648	1,954,716
Unrealized gains from disposal of long-term investment	9,180,762	–	–
Impairment of long-lived assets	–	1,252,169	182,120
Valuation allowance	(3,672,489)	(4,284,778)	(623,195)
Total deferred tax assets	69,559,341	67,909,969	9,877,095
Deferred tax liabilities:
Depreciation of property and equipment	(4,782,353)	(4,028,230)	(585,882)
Unrealized gains from trading securities	(27,745,951)	(10,312,983)	(1,499,961)
Intangible assets	(1,014,907)	(5,851,517)	(851,068)
Withholding tax on PRC earnings to be distributed	–	(23,345,894)	(3,395,519)
Total deferred tax liabilities	(33,543,211)	(43,538,624)	(6,332,430)

Valuation allowances have been provided for net deferred tax assets in the legal entity where, based on all available evidence, it was determined by management that more likely than not to be realized in future years. As of December 31, 2018, the Group had tax losses carryforwards of RMB13,514,744 (USD3,378,686) which will expire between 2019 and 2023 if not utilized.

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise ("FIE") to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company's jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The cumulated undistributed earnings of the Group’s PRC subsidiaries were RMB742,615,814 (USD108,008,990) as of December 31, 2018. In January 2019, the Group announced that its board of directors approved the payment of a cash dividend of USD0.30 per ordinary shares, which is distributed from the Group’s PRC entities’ 2018 earnings. Other than these dividends distributions, the Group intends to indefinitely reinvest the remaining undistributed earnings of the Group’s PRC subsidiaries. As of December 31, 2018, the related PRC withholding tax liability accrued was RMB23,345,894 (USD3,395,519).

16.    INCOME TAXES (CONTINUED)

The Group made its assessment of the level of authority for each of its uncertain tax positions (including the potential application of interests and penalties) based on the technical merits, and has measured the unrecognized expenses and benefits associated with the tax positions. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time. RMB 130,266,822 (USD 18,946,523) of the uncertain tax positions, if ultimately recognized, would affect the effective tax rate. In the years ended December 31, 2018, the Company recorded interest expense of RMB 19,481,272 (USD 2,833,433). As of December 31, 2018, the accumulated interest expense and penalty recorded by the Group was RMB42,802,483 (USD 6,225,363) and nil respectively. As of December 31, 2017, the accumulated interest expense and penalty recorded by the Group was RMB23,312,212 and nil respectively.

Unrecognized tax benefits — January 1, 2017	103,688,865
Increases — tax positions in the current period	21,916,258
Decreases — tax positions in prior period	(12,305,490)
Unrecognized tax benefits — December 31, 2017	113,299,633
Unrecognized tax benefits — January 1, 2018	113,299,633
Increases — tax positions in the current period	58,693,484
Decreases — tax positions in prior period	(2,373,708)
Unrecognized tax benefits — December 31, 2018	169,619,409

The Group’s PRC subsidiaries are subject to examination by the PRC tax authorities from 2013 through 2018 on non-transfer pricing matters, and from 2008 through 2018 on transfer pricing matters.